iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
HEICO Corp. ........................... 1,694 $ 274,953
HEICO Corp. , Class A ...................... 2,854 361,830
Howmet Aerospace, Inc. .................... 14,466 544,934
1,181,717
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,794 480,454
Expeditors International of Washington, Inc. ....... 6,330 734,660
1,215,114
a
Auto Components  —  0 .3%
Aptiv PLC
(a)
............................. 10,483 1,118,221
BorgWarner, Inc. ......................... 9,164 389,562
Lear Corp. ............................. 2,287 329,877
1,837,660
a
Automobiles  —  0 .1%
Lucid Group, Inc.
(a) (b)
....................... 16,152 163,781
Rivian Automotive, Inc. , Class A
(a)
.............. 12,185 390,408
554,189
a
Banks  —  2 .0%
Citizens Financial Group, Inc. ................ 19,165 812,213
First Horizon Corp. ........................ 20,764 515,985
First Republic Bank ....................... 7,070 902,203
Huntington Bancshares, Inc. ................. 56,090 868,273
KeyCorp ............................... 36,013 677,405
PNC Financial Services Group, Inc. (The) ........ 15,870 2,670,286
Regions Financial Corp. .................... 36,152 839,088
SVB Financial Group
(a)
..................... 2,297 532,399
Truist Financial Corp. ...................... 51,325 2,402,523
U.S. Bancorp ........................... 54,618 2,479,111
Webster Financial Corp. .................... 6,804 369,729
13,069,215
a
Beverages  —  3 .3%
Coca-Cola Co. (The) ...................... 158,975 10,112,400
Keurig Dr Pepper, Inc. ..................... 30,138 1,165,436
PepsiCo, Inc. ........................... 53,403 9,906,791
21,184,627
a
Biotechnology  —  3 .2%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,645 1,024,640
Amgen, Inc. ............................ 20,699 5,928,194
Biogen, Inc.
(a)
........................... 5,615 1,713,529
BioMarin Pharmaceutical, Inc.
(a)
............... 7,208 727,864
Exact Sciences Corp.
(a) (b)
.................... 6,781 304,806
Horizon Therapeutics PLC
(a)
................. 8,505 852,966
Incyte Corp.
(a)
........................... 7,331 584,061
Moderna, Inc.
(a)
.......................... 12,866 2,263,258
Neurocrine Biosciences, Inc.
(a)
................ 3,719 472,536
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,147 3,117,300
Seagen, Inc.
(a)
........................... 5,335 647,616
Vertex Pharmaceuticals, Inc.
(a)
................ 9,924 3,139,954
20,776,724
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 4,968 301,756
Allegion PLC ............................ 3,428 389,592
Carlisle Companies, Inc. .................... 1,989 523,326
Carrier Global Corp. ....................... 32,565 1,443,281
Fortune Brands Home & Security, Inc. ........... 5,004 326,962
Lennox International, Inc. ................... 1,233 321,110
Masco Corp. ............................ 8,727 443,157
Security Shares Value
a
Building Products (continued)
Owens Corning .......................... 3,719 $ 330,396
Trane Technologies PLC .................... 8,967 1,599,892
5,679,472
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 4,186 1,389,543
Bank of New York Mellon Corp. (The) ........... 29,706 1,363,505
Carlyle Group, Inc. (The) .................... 7,642 238,201
Cboe Global Markets, Inc. ................... 4,082 517,761
Charles Schwab Corp. (The) ................. 56,272 4,644,691
CME Group, Inc. , Class A ................... 13,908 2,454,762
Coinbase Global, Inc. , Class A
(a) (b)
.............. 4,772 218,224
FactSet Research Systems, Inc. ............... 1,468 677,174
Franklin Resources, Inc. .................... 11,684 313,248
Intercontinental Exchange, Inc. ............... 21,609 2,340,471
Invesco Ltd. ............................ 13,310 254,354
LPL Financial Holdings, Inc. .................. 3,087 730,724
MarketAxess Holdings, Inc. .................. 1,451 388,752
Moody's Corp. ........................... 6,390 1,905,945
Morgan Stanley .......................... 49,825 4,637,213
Nasdaq, Inc. ............................ 13,382 916,132
Northern Trust Corp. ....................... 7,641 711,453
Raymond James Financial, Inc. ............... 7,516 878,620
S&P Global, Inc. ......................... 13,183 4,650,962
State Street Corp. ........................ 14,225 1,133,306
T Rowe Price Group, Inc. ................... 8,733 1,090,839
31,455,880
a
Chemicals  —  2 .6%
Air Products and Chemicals, Inc. .............. 8,583 2,662,103
Albemarle Corp. ......................... 4,532 1,259,851
CF Industries Holdings, Inc. .................. 7,710 834,145
FMC Corp. ............................. 4,854 634,127
International Flavors & Fragrances, Inc. .......... 9,865 1,043,914
Linde PLC ............................. 19,285 6,489,017
PPG Industries, Inc. ....................... 9,093 1,229,555
Sherwin-Williams Co. (The) .................. 9,528 2,374,187
16,526,899
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 3,524 1,627,313
Copart, Inc.
(a)
........................... 16,555 1,101,901
Republic Services, Inc. ..................... 8,558 1,192,044
Rollins, Inc. ............................. 8,641 349,442
Waste Connections, Inc. .................... 9,952 1,438,064
Waste Management, Inc. .................... 15,994 2,682,513
8,391,277
a
Communications Equipment  —  1 .6%
Arista Networks, Inc.
(a)
..................... 9,420 1,312,206
Cisco Systems, Inc. ....................... 160,236 7,966,934
F5, Inc.
(a)
.............................. 2,305 356,376
Juniper Networks, Inc. ..................... 12,402 412,242
10,047,758
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 5,534 829,436
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,411 883,583
Vulcan Materials Co. ...................... 5,143 942,866
1,826,449
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 11,939 322,472
American Express Co. ..................... 24,660 3,886,170

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance (continued)
Discover Financial Services .................. 10,571 $ 1,145,474
Synchrony Financial ....................... 18,642 700,566
6,054,682
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 3,144 607,830
Ball Corp. .............................. 12,163 682,101
International Paper Co. ..................... 13,308 493,993
Sealed Air Corp. ......................... 5,567 296,331
Westrock Co. ........................... 9,933 376,659
2,456,914
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 5,473 1,003,365
LKQ Corp. ............................. 10,086 547,973
Pool Corp. ............................. 1,532 504,656
2,055,994
a
Diversified Telecommunication Services  —  1 .0%
Lumen Technologies, Inc.
(a)
.................. 36,234 198,200
Verizon Communications, Inc. ................ 162,508 6,334,562
6,532,762
a
Electrical Equipment  —  0 .8%
Eaton Corp. PLC ......................... 15,412 2,519,091
Generac Holdings, Inc.
(a)
.................... 2,484 262,112
Hubbell, Inc. ............................ 2,077 527,682
Plug Power, Inc.
(a) (b)
....................... 20,278 323,637
Rockwell Automation, Inc. ................... 4,467 1,180,271
Sensata Technologies Holding PLC ............ 5,967 269,112
5,081,905
a
Electronic Equipment, Instruments & Components  —  1 .4%
Amphenol Corp. , Class A ................... 23,017 1,851,257
Arrow Electronics, Inc.
(a)
.................... 2,483 270,002
CDW Corp. ............................. 5,228 986,210
Cognex Corp. ........................... 6,771 337,060
Corning, Inc. ............................ 31,074 1,060,556
Keysight Technologies, Inc.
(a)
................. 6,938 1,255,015
TE Connectivity Ltd. ....................... 12,376 1,560,861
Teledyne Technologies, Inc.
(a)
................. 1,814 762,061
Trimble, Inc.
(a)
........................... 9,583 572,584
Zebra Technologies Corp. , Class A
(a)
............ 2,004 541,641
9,197,247
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 10,759 1,407,062
Warner Bros Discovery, Inc. , Series A
(a)
.......... 89,240 1,017,336
2,424,398
a
Equity Real Estate Investment Trusts (REITs)  —  4 .3%
Alexandria Real Estate Equities, Inc. ............ 5,998 933,349
American Tower Corp. ..................... 18,016 3,986,040
AvalonBay Communities, Inc. ................ 5,411 946,384
Boston Properties, Inc. ..................... 5,809 418,713
Camden Property Trust ..................... 3,916 471,212
Crown Castle, Inc. ........................ 16,756 2,369,801
Digital Realty Trust, Inc. .................... 11,107 1,249,093
Equinix, Inc. ............................ 3,524 2,433,851
Equity Residential ........................ 13,826 896,754
Healthpeak Properties, Inc. .................. 20,780 545,683
Host Hotels & Resorts, Inc. .................. 27,857 527,612
Iron Mountain, Inc. ........................ 11,222 609,691
Kimco Realty Corp. ....................... 24,093 552,212
Medical Properties Trust, Inc. ................. 23,178 304,095
Prologis, Inc. ............................ 35,715 4,206,870
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp. ....................... 23,897 $ 1,507,184
Regency Centers Corp. .................... 5,946 394,993
SBA Communications Corp. , Class A ............ 4,175 1,249,577
Ventas, Inc. ............................ 15,434 718,144
VICI Properties, Inc. ....................... 37,267 1,274,531
Welltower, Inc. ........................... 17,930 1,273,568
WP Carey, Inc. .......................... 7,449 586,981
27,456,338
a
Food & Staples Retailing  —  0 .2%
Walgreens Boots Alliance, Inc. ................ 28,427 1,179,720
a
Food Products  —  1 .1%
Campbell Soup Co. ....................... 8,118 435,693
Conagra Brands, Inc. ...................... 18,702 710,302
Darling Ingredients, Inc.
(a)
................... 6,206 445,777
General Mills, Inc. ........................ 23,051 1,966,250
Hormel Foods Corp. ....................... 11,676 548,772
JM Smucker Co. (The) ..................... 4,123 634,983
Kraft Heinz Co. (The) ...................... 28,451 1,119,547
Lamb Weston Holdings, Inc. ................. 5,566 483,686
McCormick & Co., Inc. , NVS ................. 9,685 824,968
7,169,978
a
Health Care Equipment & Supplies  —  2 .4%
ABIOMED, Inc.
(a)
......................... 1,759 664,533
Align Technology, Inc.
(a)
..................... 2,871 564,611
Baxter International, Inc. .................... 19,487 1,101,600
Cooper Companies, Inc. (The) ................ 1,903 602,014
Dentsply Sirona, Inc. ...................... 8,395 254,033
Dexcom, Inc.
(a)
.......................... 15,191 1,766,409
Edwards Lifesciences Corp.
(a)
................ 23,988 1,853,073
Hologic, Inc.
(a)
........................... 9,628 733,268
IDEXX Laboratories, Inc.
(a)
................... 3,221 1,371,727
Insulet Corp.
(a)
........................... 2,684 803,509
Novocure Ltd.
(a)
.......................... 3,665 281,619
ResMed, Inc. ........................... 5,666 1,304,313
STERIS PLC ............................ 3,870 718,814
Stryker Corp. ........................... 13,175 3,081,501
Teleflex, Inc. ............................ 1,806 422,821
15,523,845
a
Health Care Providers & Services  —  2 .3%
Centene Corp.
(a)
......................... 22,118 1,925,372
DaVita, Inc.
(a)
............................ 2,119 156,234
Elevance Health, Inc. ...................... 9,286 4,948,695
HCA Healthcare, Inc. ...................... 8,885 2,134,355
Henry Schein, Inc.
(a)
....................... 5,267 426,206
Humana, Inc. ........................... 4,897 2,692,860
Laboratory Corp. of America Holdings ........... 3,498 841,968
Molina Healthcare, Inc.
(a)
.................... 2,249 757,396
Quest Diagnostics, Inc. ..................... 4,512 685,057
14,568,143
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 5,421 1,031,941
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc.
(a)
.................... 1,537 3,196,115
Domino's Pizza, Inc. ....................... 1,388 539,557
Hilton Worldwide Holdings, Inc. ............... 10,614 1,513,769
Vail Resorts, Inc. ......................... 1,557 400,990
Yum! Brands, Inc. ........................ 11,011 1,416,675
7,067,106
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 12,773 $ 1,098,478
Garmin Ltd. ............................. 5,949 553,198
Newell Brands, Inc. ....................... 15,318 198,674
NVR, Inc.
(a)
............................. 120 556,681
PulteGroup, Inc. ......................... 8,958 401,139
Whirlpool Corp. .......................... 2,109 309,032
3,117,202
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 9,387 768,514
Clorox Co. (The) ......................... 4,754 706,682
Colgate-Palmolive Co. ..................... 30,662 2,375,692
Kimberly-Clark Corp. ...................... 13,064 1,771,870
5,622,758
a
Insurance  —  3 .9%
Aflac, Inc. .............................. 23,230 1,670,934
Allstate Corp. (The) ....................... 10,459 1,400,460
American International Group, Inc. ............. 29,425 1,857,012
Arch Capital Group Ltd.
(a)
................... 14,284 855,754
Arthur J Gallagher & Co. .................... 8,139 1,620,556
Assurant, Inc. ........................... 2,054 263,364
Brown & Brown, Inc. ....................... 9,290 553,591
Chubb Ltd. ............................. 16,161 3,548,794
Everest Re Group Ltd. ..................... 1,525 515,359
Hartford Financial Services Group, Inc. (The) ...... 12,504 954,930
Lincoln National Corp. ..................... 6,201 241,467
Marsh & McLennan Companies, Inc. ............ 19,310 3,344,106
Principal Financial Group, Inc. ................ 9,620 862,722
Progressive Corp. (The) .................... 22,629 2,990,422
Prudential Financial, Inc. .................... 14,395 1,555,092
Travelers Companies, Inc. (The) ............... 9,183 1,743,025
Willis Towers Watson PLC ................... 4,256 1,047,657
25,025,245
a
Interactive Media & Services  —  0 .1%
Snap, Inc. , Class A , NVS
(a)
.................. 43,175 445,134
ZoomInfo Technologies, Inc.
(a)
................ 10,224 292,407
737,541
a
Internet & Direct Marketing Retail  —  0 .6%
DoorDash, Inc. , Class A
(a)
................... 9,004 524,483
eBay, Inc. .............................. 21,258 965,963
Etsy, Inc.
(a)
............................. 4,895 646,581
MercadoLibre, Inc.
(a)
....................... 1,753 1,632,017
3,769,044
a
IT Services  —  7 .8%
Akamai Technologies, Inc.
(a)
.................. 6,150 583,389
Automatic Data Processing, Inc. ............... 16,079 4,247,107
Block, Inc. , Class A
(a)
...................... 20,491 1,388,675
Broadridge Financial Solutions, Inc. ............ 4,533 675,916
Cognizant Technology Solutions Corp. , Class A ..... 20,035 1,246,377
EPAM Systems, Inc.
(a)
...................... 2,219 817,879
Fidelity National Information Services, Inc. ........ 23,526 1,707,517
Fiserv, Inc.
(a)
............................ 23,511 2,453,608
Gartner, Inc.
(a)
........................... 3,061 1,072,483
Global Payments, Inc. ..................... 10,725 1,113,041
GoDaddy, Inc. , Class A
(a)
.................... 6,050 478,737
Jack Henry & Associates, Inc. ................ 2,804 530,937
Mastercard, Inc. , Class A .................... 33,386 11,898,770
MongoDB, Inc. , Class A
(a)
................... 2,614 399,132
Okta, Inc. , Class A
(a)
....................... 5,879 313,468
Paychex, Inc. ........................... 12,534 1,554,592
PayPal Holdings, Inc.
(a)
..................... 42,512 3,333,366
Snowflake, Inc. , Class A
(a)
................... 8,617 1,231,369
Security Shares Value
a
IT Services (continued)
Twilio, Inc. , Class A
(a)
...................... 6,701 $ 328,483
VeriSign, Inc.
(a)
.......................... 3,736 746,490
Visa, Inc. , Class A ........................ 63,267 13,728,939
Western Union Co. (The) ................... 15,048 220,604
50,070,879
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,062 317,995
a
Life Sciences Tools & Services  —  4 .0%
Agilent Technologies, Inc. ................... 11,454 1,775,141
Avantor, Inc.
(a)
........................... 26,082 581,107
Bio-Techne Corp. ......................... 6,108 519,119
Charles River Laboratories International, Inc.
(a)
..... 1,968 449,826
Danaher Corp. .......................... 26,741 7,311,257
Illumina, Inc.
(a)
........................... 6,086 1,327,235
IQVIA Holdings, Inc.
(a)
...................... 7,217 1,573,450
Mettler-Toledo International, Inc.
(a)
............. 871 1,279,987
PerkinElmer, Inc. ......................... 4,911 686,214
Repligen Corp.
(a)
......................... 2,040 364,834
Thermo Fisher Scientific, Inc. ................. 15,160 8,492,935
Waters Corp.
(a)
.......................... 2,317 803,072
West Pharmaceutical Services, Inc. ............ 2,855 669,954
25,834,131
a
Machinery  —  3 .8%
Caterpillar, Inc. .......................... 20,427 4,829,147
Cummins, Inc. ........................... 5,456 1,370,329
Deere & Co. ............................ 11,235 4,954,635
Dover Corp. ............................ 5,555 788,532
Fortive Corp. ............................ 13,076 883,284
IDEX Corp. ............................. 2,920 693,471
Illinois Tool Works, Inc. ..................... 11,981 2,725,318
Ingersoll Rand, Inc. ....................... 15,601 841,986
Nordson Corp. ........................... 1,989 470,379
Otis Worldwide Corp. ...................... 16,261 1,269,821
PACCAR, Inc. ........................... 13,455 1,425,019
Parker-Hannifin Corp. ...................... 4,969 1,485,433
Pentair PLC ............................ 6,303 288,488
Snap-on, Inc. ........................... 2,051 493,470
Stanley Black & Decker, Inc. ................. 5,719 467,357
Westinghouse Air Brake Technologies Corp.
(b)
...... 6,686 675,888
Xylem, Inc. ............................. 6,968 782,855
24,445,412
a
Media  —  1 .3%
Comcast Corp. , Class A .................... 170,405 6,243,639
Fox Corp. , Class A , NVS .................... 11,859 384,825
Fox Corp. , Class B ........................ 5,633 171,919
Interpublic Group of Companies, Inc. (The) ....... 15,131 519,901
Omnicom Group, Inc. ...................... 7,926 632,178
Sirius XM Holdings, Inc.
(b)
................... 30,588 198,516
8,150,978
a
Metals & Mining  —  0 .4%
Cleveland-Cliffs, Inc.
(a)
..................... 20,016 309,848
Newmont Corp. .......................... 30,711 1,457,851
Steel Dynamics, Inc. ....................... 7,066 734,369
2,502,068
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 18,110 392,444
a
Multiline Retail  —  1 .0%
Dollar General Corp. ...................... 8,729 2,231,831
Dollar Tree, Inc.
(a)
......................... 8,665 1,302,263

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Multiline Retail (continued)
Target Corp. ............................ 17,810 $ 2,975,516
6,509,610
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 8,953 2,111,028
a
Pharmaceuticals  —  2 .4%
Catalent, Inc.
(a)
.......................... 6,643 333,013
Elanco Animal Health, Inc.
(a)
.................. 16,633 214,067
Eli Lilly & Co. ........................... 31,252 11,596,992
Jazz Pharmaceuticals PLC
(a)
................. 2,414 378,781
Zoetis, Inc. , Class A ....................... 18,115 2,792,246
15,315,099
a
Professional Services  —  0 .4%
Booz Allen Hamilton Holding Corp. , Class A ....... 5,095 542,108
Clarivate PLC
(a)
.......................... 11,801 115,531
Robert Half International, Inc. ................. 4,228 333,082
TransUnion ............................. 7,501 473,163
Verisk Analytics, Inc. ....................... 6,073 1,115,671
2,579,555
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,427 989,189
a
Road & Rail  —  0 .3%
AMERCO , Series N , NVS
(a)
.................. 3,438 217,179
JB Hunt Transport Services, Inc.
(b)
............. 3,214 591,022
Knight-Swift Transportation Holdings, Inc. , Class A .. 5,906 327,370
Old Dominion Freight Line, Inc. ............... 3,676 1,112,394
2,247,965
a
Semiconductors & Semiconductor Equipment  —  10 .4%
Advanced Micro Devices, Inc.
(a)
............... 62,466 4,849,236
Analog Devices, Inc. ....................... 19,902 3,421,353
Applied Materials, Inc. ..................... 33,290 3,648,584
Broadcom, Inc. .......................... 15,625 8,609,844
Enphase Energy, Inc.
(a)
..................... 5,241 1,680,212
Entegris, Inc. ............................ 5,805 448,668
First Solar, Inc.
(a)
......................... 3,712 640,431
KLA Corp. .............................. 5,487 2,157,214
Lam Research Corp. ...................... 5,300 2,503,614
Marvell Technology, Inc. .................... 32,971 1,533,811
Microchip Technology, Inc. ................... 21,379 1,693,003
Micron Technology, Inc. ..................... 42,687 2,460,906
NVIDIA Corp. ........................... 96,351 16,305,480
NXP Semiconductors NV ................... 10,162 1,786,886
ON Semiconductor Corp.
(a)
.................. 16,764 1,260,653
Qorvo, Inc.
(a)
............................ 3,993 396,305
QUALCOMM, Inc. ........................ 43,454 5,496,496
Skyworks Solutions, Inc. .................... 6,209 593,705
SolarEdge Technologies, Inc.
(a)
................ 2,152 643,147
Texas Instruments, Inc. ..................... 35,356 6,380,344
Wolfspeed, Inc.
(a)
......................... 4,806 436,961
66,946,853
a
Software  —  17 .6%
Adobe, Inc.
(a)
............................ 18,110 6,246,682
ANSYS, Inc.
(a)
........................... 3,369 856,737
Aspen Technology, Inc.
(a)
.................... 1,122 258,621
Autodesk, Inc.
(a)
.......................... 8,407 1,697,794
Bentley Systems, Inc. , Class B ................ 7,452 295,174
Bill.com Holdings, Inc.
(a)
.................... 3,654 440,015
Black Knight, Inc.
(a)
........................ 6,074 376,527
Cadence Design Systems, Inc.
(a)
.............. 10,598 1,823,280
Ceridian HCM Holding, Inc.
(a)
................. 5,347 365,949
Security Shares Value
a
Software (continued)
Crowdstrike Holdings, Inc. , Class A
(a)
............ 7,846 $ 923,082
Datadog, Inc. , Class A
(a) (b)
................... 9,565 724,836
DocuSign, Inc.
(a)
......................... 7,798 367,052
Dropbox, Inc. , Class A
(a)
.................... 10,652 250,961
Dynatrace, Inc.
(a)
......................... 7,831 303,451
Fair Isaac Corp.
(a) (b)
....................... 977 605,466
Fortinet, Inc.
(a) (b)
.......................... 25,935 1,378,705
Gen Digital, Inc. .......................... 23,069 529,664
HubSpot, Inc.
(a)
.......................... 1,764 534,545
Intuit, Inc. .............................. 10,369 4,226,301
Microsoft Corp. .......................... 274,156 69,948,162
Palo Alto Networks, Inc.
(a)
................... 11,566 1,965,063
Paycom Software, Inc.
(a)
.................... 1,974 669,383
Paylocity Holding Corp.
(a)
................... 1,604 349,399
PTC, Inc.
(a)
............................. 4,333 551,201
Roper Technologies, Inc. .................... 4,102 1,800,327
Salesforce, Inc.
(a)
......................... 38,695 6,200,874
ServiceNow, Inc.
(a)
........................ 7,811 3,251,719
Splunk, Inc.
(a)
........................... 6,275 487,442
Synopsys, Inc.
(a)
......................... 5,917 2,009,058
Tyler Technologies, Inc.
(a)
................... 1,615 553,525
Unity Software, Inc.
(a)
...................... 9,652 381,351
VMware, Inc. , Class A
(a)
.................... 8,168 992,330
Workday, Inc. , Class A
(a)
.................... 7,762 1,303,240
Zscaler, Inc.
(a)
........................... 3,294 439,584
113,107,500
a
Specialty Retail  —  4 .5%
Advance Auto Parts, Inc. .................... 2,322 350,599
AutoZone, Inc.
(a)
......................... 754 1,944,566
Best Buy Co., Inc. ........................ 7,818 666,875
Burlington Stores, Inc.
(a) (b)
................... 2,536 496,245
CarMax, Inc.
(a) (b)
.......................... 6,151 426,633
Home Depot, Inc. (The) .................... 39,613 12,834,216
Lowe's Companies, Inc. .................... 24,019 5,105,239
Ross Stores, Inc. ......................... 13,540 1,593,252
TJX Companies, Inc. (The) .................. 44,927 3,596,406
Tractor Supply Co. ........................ 4,295 972,001
Ulta Beauty, Inc.
(a) (b)
....................... 1,982 921,313
28,907,345
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Dell Technologies, Inc. , Class C ............... 10,281 460,486
Hewlett Packard Enterprise Co. ............... 50,278 843,665
HP, Inc. ............................... 40,016 1,202,081
NetApp, Inc. ............................ 8,502 574,820
Seagate Technology Holdings PLC ............. 7,674 406,492
Western Digital Corp.
(a)
..................... 12,210 448,717
3,936,261
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Lululemon Athletica, Inc.
(a)
................... 4,497 1,710,254
VF Corp. .............................. 12,859 422,032
2,132,286
a
Trading Companies & Distributors  —  0 .5%
Ferguson PLC ........................... 8,060 944,874
United Rentals, Inc.
(a)
...................... 2,708 956,005
WW Grainger, Inc. ........................ 1,771 1,068,019
2,968,898
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 7,035 $ 1,067,632
a
Total Long-Term Investments — 99.8%
(Cost: $ 694,602,422 ) ................................ 641,182,308
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.06%
(c) (d) (e)
...................... 5,284,815 5,285,344
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 616,742 616,742
a
Total Short-Term Securities — 0.9%
(Cost: $ 5,901,085 ) .................................. 5,902,086
Total Investments — 100.7%
(Cost: $ 700,503,507 ) ................................ 647,084,394
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (4,260,359)
Net Assets — 100.0% ................................. $ 642,824,035
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,393,974  $ —  $ (4,103,077)
(a)
$ (3,534) $ (2,019) $ 5,285,344  5,284,815  $ 17,629
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 746,046  —  (129,304)
(a)
—  —  616,742  616,742  6,286  —
$ (3,534) $ (2,019)
$ 5,902,086
$ 23,915  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ....................................................... 1 12/16/22 $ 137 $ 2,678
S&P 500 E-Mini Index ................................................................... 5 12/16/22 1,020 16,461
$ 19,139

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Advanced MSCI USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 641,182,308  $ —  $ —  $ 641,182,308
Short-Term Securities
Money Market Funds ...................................... 5,902,086  —  —  5,902,086
$ 647,084,394  $ —  $ —  $ 647,084,394
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,139  $ —  $ —  $ 19,139
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares